VARIABLE INTEREST ENTITIES - Additional Information (Detail) (AlMansoori Key Energy Services LLC, USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2011 Person	Dec. 31, 2010	Dec. 31, 2011 Performance Guarantee	Mar. 31, 2010 AlMansoori Petroleum Services Limited Liability Company	Mar. 31, 2010 Key Energy Services Incorporation and Subsidiaries	Dec. 31, 2011 Key Energy Services Incorporation and Subsidiaries Person
Variable Interest Entity [Line Items]
Variable interest entities, ownership interest				51.00%	49.00%
Number of Board of Directors seats	5					3
Variable interest entities, revenue	$ 10.2	$ 1.0
Variable interest entities, net income	0.3	1.5
Variable interest entities, assets	12.4	2.5
Variable interest entities, liabilities	13.4	4.0
Variable interest entities, guarantee			$ 2.0